Financial Risks - Summary of Market Risk Concentrations in Shares (Detail) - Concentration Risk By Type [member] - shares	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	388	2,015
Financial assets impaired [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	10	62
Communication [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	2	1
Consumer [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	13	5
Consumer [member] | Financial assets impaired [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares		1
Financials [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	189	420
Financials [member] | Financial assets impaired [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	7	39
Funds [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	45	1,498
Funds [member] | Financial assets impaired [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	1	17
Industries [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	4	42
Industries [member] | Financial assets impaired [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares		5
Other [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	135	49
Americas [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	345	493
Americas [member] | Communication [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	2	1
Americas [member] | Consumer [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	13	5
Americas [member] | Financials [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	184	411
Americas [member] | Funds [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	19
Americas [member] | Industries [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	4	42
Americas [member] | Other [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	123	35
The Netherlands [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares		1,410
The Netherlands [member] | Financials [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares		4
The Netherlands [member] | Funds [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares		1,406
United Kingdom [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	25	29
United Kingdom [member] | Funds [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	25	29
Asset management [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	7	9
Asset management [member] | Other [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	7	9
International [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	10	72
International [Member] | Financials [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	5	5
International [Member] | Funds [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares		62
International [Member] | Other [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	4	5